Fair Value Measurements (Fair Value of Assets and Liabilities Measured on a Nonrecurring Basis) (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying Value	$ 1,318.1	$ 1,301.4		$ 1,389.1
Fixed-asset impairment (Note 14)	$ 0.0	$ 66.3	$ 1,353.5